Cover	Jan. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-25131
Entity Registrant Name	AVANTAX, INC.
Entity Central Index Key	0001068875
Entity Tax Identification Number	91-1718107
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3200 Olympus Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	(972)
Local Phone Number	870-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Blucora, Inc.